INVESTMENTS	12 Months Ended
Dec. 31, 2017
INVESTMENTS
INVESTMENTS

NOTE 15 — INVESTMENTS

	12/31/2017	12/31/2016
Valued using the Equity Method

a) Associates

CTEEP	3,485,985	2,592,701
Lajeado Energia	64,103	218,262
CEB Lajeado	49,153	72,989
Paulista Lajeado	30,436	26,143
Energética Águas da Pedra S.A.	224,668	216,294
EMAE	331,556	292,355
CEMAR	821,010	729,888
Other	1,263,614	1,071,106
	6,270,525	5,219,738

b) Joint Ventures
Mangue Seco II	18,594	17,934
Norte Energia (Belo Monte)	5,868,703	5,358,861
Rouar	105,413	97,157
Madeira Energia S.A. (MESA)	2,077,575	2,503,260
ESBR Participações S.A.	3,297,141	3,331,923
Interligação Elétrica do Madeira S.A. (IE Madeira)	1,314,514	1,090,107
Norte Brasil Transmissora de Energia S.A.	1,046,172	975,886
Manaus Transmissora de Energia S.A.	691,021	650,961
Enerpeixe S.A.	292,002	375,174
Teles Pires Participações	764,559	799,926
Chapecoense Geração S.A. (Chapecoense)	389,981	493,555
Belo Monte Transmissora de Energia	1,478,019	1,069,359
Interligação Elétrica Garanhuns S.A.	356,302	360,072
Mata de Santa Genebra	459,169	230,685
Goiás Transmissão S.A.	181,481	170,313
Companhia Energética Sinop S.A.	539,498	430,751
STN - Sistema de Transmissão Nordeste S.A.	216,741	202,898
Intesa - Integração Transmissora de Energia S.A.	210,592	201,033
Transnorte Energia S.A.	148,453	148,748
Chapada Piauí II Holding S.A.	137,715	117,701
MGE Transmissão S.A.	115,039	111,344
Transmissora Sul Brasileira de Energia S.A. (TSBE)	257,441	277,474
Transenergia Renovável S.A. (Transenergia)	154,498	153,390
Retiro Baixo Energética S.A. (Retiro Baixo)	124,386	127,229
Brasnorte Transmissora de Energia S.A.	123,527	127,338
Chapada Piauí I Holding S.A.	126,385	104,060
Empresa de Energia São Manoel	649,731	418,460
Paranaíba Transmissora	160,191	147,656
Vale do São Bartolomeu	123,131	72,755
Transmissora Matogrossense de Energia S.A.	123,182	106,480
Triângulo Mineiro Transmissora	163,637	128,765
Transmissora Sul Litorânea de Energia S.A.	198,174	140,280
Serra do Facão Energia S.A.	26,212	23,670
Transenergia São Paulo S.A.	93,433	92,138
Vamcruz I Participações S.A.	131,635	92,452
Eólica Serra das Vacas Holding S.A.	96,172	94,614
Other	890,785	1,006,681
	23,151,204	21,851,090

SUBTOTAL	29,421,729	27,070,828

Impairment for losses on investments	(2,132,024)	(1,897,217)

TOTAL	27,289,705	25,173,611

	12/31/2017	12/31/2016
Investiments held at fair value
AES Tietê	398,161	437,197
Coelce	270,825	251,938
Energisa S.A.	218,432	148,661
Cesp	133,709	129,096
Celpa	38,556	48,895
Celesc	112,396	65,920
CELPE	18,258	21,688
COPEL	32,759	29,207
CGEEP	17,551	15,895
CEB	8,339	8,305
AES Eletropaulo	34,264	23,660
Energias do Brasil	25,491	26,229
CPFL Energia	—	45,431
Other	109,918	105,801

	1,418,659	1,357,923

15.1 — Impairment for losses on investments

	12/31/2017	12/31/2016
Belo Monte Transmissora de Energia	381,719	362,939
Empresa de Energia São Manoel	349,748	71,916
Madeira Energia S.A.(*)	314,037	93,932
Norte Brasil Transmissora S.A.	294,580	323,202
Manaus Transmissora de Energia S.A.	239,742	334,580
ESBR Participações S.A.	223,656	—
Interligação Elétrica Garanhuns S.A.	88,878	—
Goiás Transmissão	54,640	—
Transenergia Renovável S.A. (Transenergia)	43,686	—
Triângulo Mineiro Transmissora	41,161	—
Brasnorte Transmissora de Energia S.A.	24,965	—
Companhia Energética Sinop	17,166	324,250
Teles Pires Participações	13,333	325,388
Vamcruz I Participações S.A.	7,028	—
Inambari	54	101
Other	37,631	60,909

	2,132,024	1,897,217

(*)   Please note the effects of the independent investigation on Note 4.XI.

15.2 - Change of investments

The movement of the most relevant investments of the Company is indicated below before impairment losses on investments;

Subsidiaries and associates	Balance on 12/31/2016	Capital contribution / Disposal	Other Comprehensive Income	Capitalization of AFAC	Gains / Losses of Capital	Dividends and Interest on Equity	Equity profit(loss)	Balance on 12/31/2017
CHANGES IN INVESTMENTS
Mangue Seco II	17,934	—	—	—	—	(959)	1,619	18,594
Norte Energia (Belo Monte)	5,358,861	405,068	—	173,700	—	—	(68,926)	5,868,703
CTEEP	2,592,701	—	—	—	—	(180,287)	1,073,571	3,485,985
Lajeado Energia	218,262	—	5	—	—	(179,631)	25,468	64,103
CEB Lajeado	72,989	—	3	(13,372)	—	(22,745)	12,277	49,153
Paulista Lajeado	26,143	—	—	—	—	(6,168)	10,460	30,436
Rouar	97,157	—	1,679	—	—	—	6,577	105,413
EMAE	292,355	157	4,320	—	—	(13,388)	48,112	331,556
CEMAR	729,888	—	—	—	—	(73,144)	164,267	821,010
Madeira Energia S.A. (MESA)	2,503,260	—	—	—	—	—	(425,685)	2,077,575
ESBR Participações S.A.	3,331,923	—	—	—	—	—	(34,782)	3,297,141
Interligação Elétrica do Madeira S.A. (IE Madeira)	1,090,107	—	—	—	—	30,629	193,778	1,314,514
Norte Brasil Transmissora de Energia S.A.	975,886	—	—	—	—	—	70,286	1,046,172
Manaus Transmissora de Energia S.A.	650,961	—	—	—	—	1,389	38,671	691,021
Enerpeixe S.A.	375,174	(100,000)	—	—	—	(40,680)	57,508	292,002
Teles Pinas Participações	799,926	78,396	—	—	—	—	(113,763)	764,559
Chapecoense Geração S.A. (Chapecoense)	493,555	—	—	—	—	(211,674)	108,100	389,981
Belo Monte Transmissora de Energia	1,069,359	382,689	—	—	—	(3,955)	29,926	1,478,019
Interligação Elétrica Garanhuns S.A.	360,072	—	—	—	—	9,891	(13,661)	356,302
Mata de Santa Genebra	230,685	180,079	—	30,000	—	(3,251)	21,656	459,169
Energética Águas da Pedra S.A.	216,294	—	—	—	—	(35,215)	43,589	224,668
Goiás Transmissão S.A.	170,313	—	—	—	—	(6,054)	17,222	181,481
Empresa de Energia São Manoel	418,460	233,330	—	—	—	—	(2,059)	649,731
Companhia Energética Sinop S.A.	430,751	322,028	—	—	—	—	(213,281)	539,498
STN - Sistema de Transmissão Nordeste S.A.	202,898	—	—	—	—	(21,430)	35,273	216,741
Intesa - Integração Transmissora de Energia S.A.	201,033	—	—	—	—	(19,214)	28,773	210,592
Transnorte Energia S.A.	148,748	—	—	—	—	—	(295)	148,453
Chapada Piauí II Holding S.A.	117,701	26,919	—	—	—	—	(6,905)	137,715
MGE Transmissão S.A.	111,344	—	—	—	—	(3,971)	7,666	115,039
Transmissora Sul Brasileira de Energia S.A. (TSBE)	277,474	—	—	—	—	—	(20,033)	257,441
Transenergia Renovável S.A. (Transenergia)	153,390	—	—	—	—	1,541	(433)	154,498
Retiro Baixo Energética S.A. (Retiro Baixo)	127,229	—	—	—	—	(13,515)	10,672	124,386
Brasnorte Transmissora de Energia S.A.	127,338	—	—	—	—	(7,805)	3,994	123,527
Chapada Piauí I Holding S.A.	104,060	—	—	34,534	—	—	(12,209)	126,385
Paranaíba Transmissora	147,656	—	—	—	—	(7,093)	19,628	160,191
Vale do São Bartolomeu	72,755	38,999	—	—	—	—	11,377	123,131
Transmissora Matogrossense de Energia S.A.	106,480	5,880	—	—	—	(1,961)	12,783	123,182
Triângulo Mineiro Transmissora	128,765	10,689	—	—	—	—	24,183	163,637
Transmissora Sul Litorânea de Energia S.A.	140,280	—	—	50,929	—	(1,385)	8,350	198,174
Serra do Facão Energia S.A.	23,670	—	—	—	—	—	2,542	26,212
Transenergia São Paulo S.A.	92,138	—	—	—	—	(5)	1,300	93,433
Vamcruz I Participações S.A.	92,452	—	—	33,299	—	(2,130)	8,014	131,635
Eólica Serra das Vacas Holding S.A.	94,614	—	—	6,581	—	—	(5,023)	96,172
Other	2,077,787	(1,078,841)	(172,645)	708,665	380,322	(138,058)	377,170	2,154,399

TOTAL INVESTMENTS	27,070,828	505,393	(166,639)	1,024,336	380,322	(950,267)	1,550,229	29,421,729

Subsidiaries and associates	Balance on 12/31/2015	Capital contribution / Disposal	Other Comprehensive Income	Capitalization of AFAC	Gains / Losses of Capital	Dividends and Interest on Equity	Equity profit(loss)	Divestiture *	Balance on 12/31/2016
CHANGES IN INVESTMENTS

Mangue Seco II	16,889	—	—	—	—	(191)	1,236	—	17,934
CHC *	98,513	—	(8,713)	—	—	—	(1,969)	(87,831)	—
Norte Energia (Belo Monte)	3,469,789	1,399,201	—	600,000	—	—	(110,129)	—	5,358,861
Inambari	115	—	—	—	—	—	(14)	—	101
CEEE-GT	448,274	—	(73,004)	—	—	—	301,062	—	676,332
EMAE	307,195	—	(31,068)	—	—	3,211	13,017	—	292,355
CTEEP	942,732	1,116	—	56,854	(22,888)	(89,171)	1,704,057	—	2,592,701
CEMAR	653,419	—	—	—	—	(57,661)	134,130	—	729,888
Lajeado Energia	219,173	(1)	—	—	—	(59,291)	58,381	—	218,262
CEB Lajeado	80,353	—	(2)	—	—	(21,501)	14,139	—	72,989
Paulista Lajeado	23,507	—	—	—	—	(1,739)	4,375	—	26,143
Rouar	111,775	—	(18,751)	—	—	—	4,133	—	97,157
Energisa MT	385,318	—	(1,146)	—	(17,536)	(4,555)	32,694	—	394,774
Madeira Energia S.A. (MESA)	2,896,068	152,100	—	—	(304,200)	—	(240,708)	—	2,503,260
ESBR Participações S.A.	2,807,626	—	—	—	—	—	524,297	—	3,331,923
Interligação Elétrica do Madeira S.A.	912,098	—	—	—	—	(31,069)	209,078	—	1,090,107
Norte Brasil Transmissora de Energia S.A.	887,528	—	—	—	—	—	88,358	—	975,886
Manaus Transmissora de Energia S.A.	621,873	—	—	—	—	(3,885)	32,973	—	650,961
Enerpeixe S.A.	561,282	—	—	—	(140,000)	(96,630)	50,522	—	375,174
Teles Pires Participações	662,564	196,982	—	—	—	—	(59,620)	—	799,926
Chapecoense Geração S.A. (Chapecoense)	415,501	—	—	—	—	(24,625)	102,679	—	493,555
Belo Monte Transmissora de Energia	391,058	667,869	—	—	—	—	10,432	—	1,069,359
Interligação Elétrica Garanhuns S.A.	318,972	735	—	—	—	(4,111)	44,476	—	360,072
Mata de Santa Genebra	30,336	207,084	—	—	—	—	(6,735)	—	230,685
Energética Águas da Pedra S.A.	208,795	—	—	—	—	(47,313)	54,812	—	216,294
Goiás Transmissão S.A.	190,245	—	—	—	—	—	(19,932)	—	170,313
Empresa de Energia São Manoel	103,314	418,987	—	—	—	—	(103,841)	—	418,460
Companhia Energética Sinop S.A.	179,052	127,489	—	127,488	—	—	(3,278)	—	430,751
STN - Sistema de Transmissão Nordeste S.A.	176,941	—	—	—	—	(50,837)	76,794	—	202,898
Integração Transmissora de Energia S,A,	175,572	—	—	—	—	(6,263)	31,724	—	201,033
Transnorte Energia S.A.	148,373	—	—	—	—	—	375	—	148,748
Chapada Piauí II Holding S.A.	142,187	—	—	—	—	—	(24,486)	—	117,701
MGE Transmissão S.A.	136,755	—	—		—	—	(25,411)	—	111,344
Transmissora Sul Brasileira de Energia S.A.	270,252	—	—	—	—	—	7,222	—	277,474
Transenergia Renovável S.A. (Transenergia)	128,418	—	—	—	—	(4,703)	29,675	—	153,390
Retiro Baixo Energética S.A. (Retiro Baixo)	121,774	—	—	—	—	(2,107)	7,562	—	127,229
Brasnorte Transmissora de Energia S.A.	120,873	—	—	—	—	(4,225)	10,690	—	127,338
Chapada Piauí I Holding S.A.	109,497	—	—	14,040	—	—	(19,477)	—	104,060
Paranaíba	100,726	24,441	—	12,250	—	—	10,239	—	147,656
Eólica Serra das Vacas Holding S.A.	97,374	—	—	4,551	—	—	(7,311)	—	94,614
Transmissora Matogrossense de Energia S.A.	97,154	—	—	—	—	—	9,326	—	106,480
Triângulo Mineiro Transmissora	82,555	29,253	—	—	—	—	16,957	—	128,765
Transmissora Sul Litorânea de Energia S.A.	134,739	—	—	—	—	—	5,541	—	140,280
Other	1,280,582	20,689	19,903	24,386	(55,474)	(49,731)	47,240	—	1,287,595

TOTAL INVESTMENTS	21,267,136	3,245,945	(112,781)	839,569	(540,098)	(556,397)	3,015,285	(87,831)	27,070,828

(*) On July 22 of 2016, the Company sold all of its shares in Centrales Hidrelectricas de Centroamerica (“CHC”), corresponding to 50% of the invested company capital

Subsidiaries and associates	Balance on 12/31/2014	Capital contribution / Disposal	Other Comprehensive Income	Capitalization of AFAC	Gains / Losses of Capital	Dividends and Interest on Equity	Others	Equity profit(loss)	Balance on 12/31/2015
CHANGES IN INVESTMENTS

EÓLICA MANGUE SECO	16,726	—	—	—	—	—	—	163	16,889
CHC	79,081	—	33,187	—	—	—	—	(13,753)	98,514
NORTE ENERGIA (BELO MONTE)	2,676,578	245,249	—	245,249	326,671	—	—	(23,958)	3,469,789
INAMBARI	164	—	1	—	—	—	—	(50)	115
CEEE-GT	449,336	—	(16,795)	—	—	—	1,560	14,173	448,274
EMAE	275,214	—	9,271	—	—	(1,416)	—	24,126	307,195
CTEEP	946,187	—	(949)	—	—	(120,648)	—	118,142	942,732
CEMAR	554,817	—	—	—	—	(23,176)	—	121,778	653,419
REDE LAJEADO	206,282	—	39	—	—	(24,162)	—	37,014	219,173
CEB LAJEADO	71,723	—	11	—	—	(8,966)	—	17,586	80,353
CEEE-D	7,476	—	2,956	—	—	—	—	(10,432)	—
PAULISTA LAJEADO	18,119	—	—	—	—	925	—	4,463	23,507
ROUAR	70,044	—	34,202	—	—	—	—	7,529	111,775
ENERGISA MT	376,031	—	587	—	—	(4,218)	—	12,918	385,318
ESBR Participações S.A.	2,907,364	180,000	—	—	—	—	—	(279,738)	2,807,626
Empresa de Energia São Manoel	(594)	105,667						(1,759)	103,314
Madeira Energia S.A.	2,724,068	164,970	—	—	—	—	—	7,030	2,896,068
Norte Brasil Transmissora de Energia S.A.	842,103	—	—	—	—	—	—	45,425	887,528
Interligação Elétrica do Madeira S.A.	822,342	—	—	—	—	(27,991)	—	117,747	912,098
Enerpeixe S.A.	555,860	—	—	—	—	(62,685)	—	68,107	561,282
Belo Monte Transmissora de Energia	12,081	194,040	—	—	194,040	—	—	(9,103)	391,058
Paranaíba Transmissora de Energia S.A.	67,383	29,400	—	—	—	—	—	3,943	100,726
Transnorte Energia S.A.	51,656	—	—	—	106,330	—	—	(9,613)	148,373
Manaus Transmissora de Energia S.A.	547,784	17,420	—	—	26,800	(50)	—	29,919	621,873
Teles Pires Participações	496,425	252,278	—	—	—	—	—	(86,139)	662,564
Chapecoense Geração S.A.	364,522	—	—	—	—	(22,288)	—	73,267	415,501
Transmissora Sul Brasileira de Energia S.A.	275,960	16,000	—	—	—	2,660	—	(24,368)	270,252
Energética Águas da Pedra S.A.	184,632	2,450	—	—	2,450	(3,455)	—	22,718	208,795
Interligação Elétrica Garanhuns S.A.	181,526	116,865	—	—	—	(5,780)	—	26,361	318,972
Companhia Energética SINOP S.A.	177,772	—	—	—	—	—	—	1,280	179,052
Integração Transmissora de Energia S.A.	169,450	—	—	—	—	(19,575)	—	25,697	175,572
STN - Sistema de Transmissão Nordeste S.A.	163,434	—	—	—	—	(31,968)	—	45,475	176,941
Santa Vitória do Palmar Holding S.A.	157,627	—	—	—	—	1,163	—	(108,567)	50,223
Transmissora Sul Litorânea de Energia S.A.	139,719	—	—	—	—	—	—	(4,980)	134,739
GOIÁS TRANSMISSÃO S.A.	138,436	—	—	—	—	(14,757)	—	66,566	190,245
MGE TRANSMISSÃO S.A.	118,953	—	—	1,960	—	(4,634)	—	20,476	136,755
Brasnorte Transmissora de Energia S.A.	115,568	—	—	—	—	(4,067)	—	9,372	120,873
Retiro Baixo Energia S.A.	111,906	—	—	2,695	—	—	—	7,173	121,774
Transenergia Renovável S.A.	96,813	—	—	—	—	(7,172)	—	38,777	128,418
VAMCRUZ PARTICIPAÇÕES S.A.	—	392	72,995	—	—	(523)	—	504	73,368
BAGUARI ENERGIA S.A.	85,815	—	—	—	—	(9,320)	—	6,226	82,721
Transmissora Matogrossense de Energia S.A.	85,368	—	—	—	—	(1,531)	—	13,317	97,154
Transenergia São Paulo S.A.	83,116	—	—	1,960	—	—	—	6,065	91,141

Outros	1,275,443	257,946	62,431	60,391	106,470	(40,229)	(151,824)	(125,551)	1,445,077

TOTAL INVESTMENTS	18,700,310	1,582,677	197,936	312,255	762,761	(433,864)	(150,264)	295,326	21,267,137

15.3 Information of the market value of investees

			Fair Value (*)
Publicly traded companies	Valuation Method	Shareholding	12/31/2017	12/31/2016

CTEEP	Equity Method	36.05%	3,848,829	3,744,704
CEMAR	Equity Method	33.55%	1,377,138	1,363,366
AES Tiete	Fair Value	7.94%	398,161	437,197
ENERGISA MT	Equity Method	22.01%	418,862	397,129
COELCE	Fair Value	7.06%	270,825	251,938
ENERGISA S.A	Fair Value	2.31%	218,432	148,661
CESP	Fair Value	2.05%	133,709	129,096
CEEE-GT	Equity Method	32.59%	516,139	259,193
CEEE-D	Equity Method	32.59%	94,872	93,076
EMAE	Equity Method	40.44%	131,189	123,692
CELPA	Fair Value	0.99%	38,556	48,895
CELESC	Fair Value	10.75%	112,396	65,920
AES Eletropaulo	Fair Value	1.25%	34,264	23,660
CPFL Energia	Fair Value	0.00%	—	45,431
CELPE	Fair Value	1.56%	18,258	21,688
COPEL	Fair Value	0.56%	32,759	29,207
Energias do Brasil	Fair Value	0.31%	25,491	26,229
CGEEP - DUKE	Fair Value	0.47%	17,551	15,895
CEB	Fair Value	2.10%	8,339	8,305
CELGPAR	Fair Value	0.07%	321	207

(*) Based on the share price as of the reporting date.

15.4 Summary of the information of the joint ventures and associates

I - Assets and Liabilities

	12/31/2017
	ASSETS						LIABILITIES

		Current		Non-Current			Current		Non-Current
Joint Ventures and Associates	Shareholding	Cash and cash equivalents	Other assets	Financial assets, intangible assets and PP&E	Other assets	Total Assets	Loans and financing	Other liabilities	Loans and financing	Other liabilities	Net equity	Total Liabilities
Norte Energia S.A	49.98%	6,662	758,559	39,112,347	1,198,015	41,075,583	1,707,983	1,616,848	25,546,587	651,068	11,553,097	41,075,583
Madeira Energia S.A. (MESA)	39.00%	54,517	502,221	21,610,727	1,983,133	24,150,598	700,368	1,329,966	14,351,964	2,441,185	5,327,115	24,150,598
ESBR Participações	40.00%	34,942	853,131	21,112,677	609,424	22,610,174	366,460	575,246	10,696,889	2,728,727	8,242,852	22,610,174
Teles Pires Participações	49.44%	16,073	163,415	4,974,665	409,336	5,563,489	195,417	200,595	3,213,780	389,116	1,564,581	5,563,489
Belo Monte Transmissora de Energia	49.00%	405	661,310	—	5,964,864	6,626,579	112,149	102,184	2,539,617	856,262	3,016,367	6,626,579
Interligação Elétrica do Madeira S.A. (IE Madeira)	49.00%	313	173,300	5,659,537	107,676	5,940,826	220,000	88,492	1,973,559	976,093	2,682,682	5,940,826
Norte Brasil Transmissora de Energia S.A.	49.00%	98,638	314,214	—	3,615,305	4,028,157	75,597	133,354	797,490	913,135	2,108,581	6,626,579
Chapecoense Geração S.A. (Chapecoense)	40.00%	116,427	213,292	2,810,636	153,695	3,294,050	138,788	287,902	1,172,181	720,226	974,953	3,294,050
Empresa de Energia São Manoel	33.33%	190,995	9,296	3,240,312	317,981	3,758,584	22,569	70,849	1,651,347	64,607	1,949,212	3,758,584
Manaus Transmissora de Energia S.A.	49.50%	61,494	173,981	—	2,386,043	2,621,518	74,449	95,821	688,775	374,384	1,388,089	2,098,697
Serra do Facão Energia S.A.	49.47%	2	102,870	1,849,919	145,906	2,098,697	49,633	165,764	327,914	1,502,405	52,981	2,135,706
Companhia Energética Sinop	49.00%	216,130	10,709	—	1,908,867	2,135,706	22,292	101,362	887,364	23,673	1,101,015	2,135,706
Enerpeixe S.A.	40.00%	188,574	262,377	1,520,658	170,111	2,141,720	178,570	487,881	492,997	252,267	730,005	2,141,720
Paranaíba Transmissora	24.50%	14,677	22,608	1,558,028	54,330	1,649,643	53,318	43,298	638,779	260,406	653,842	1,649,643
Mata de Santa Genebra	49.90%	9,877	12,089	1,501,117	66,825	1,589,908	554,688	25,218	—	83,311	926,691	1,589,908
Interligação Elétrica Garanhuns S.A.	49.00%	47,547	96,294	1,064,527	15,612	1,223,980	33,443	37,042	249,996	176,353	727,146	1,223,980
Santa Vitória do Palmar	49.00%	145,618	34,223	1,714,914	61,659	1,956,414	56,865	76,984	1,000,913	144,597	677,055	1,956,414
Transmissora Sul Litorânea de Energia (TSLE)	51.00%	6,723	121,200	848,967	42,018	1,018,908	41,838	36,960	528,565	22,968	388,577	1,018,908
Chapada Piauí I Holding S.A.	49.00%	17,896	23,310	839,914	21,543	902,663	39,237	41,743	503,967	7,331	310,385	902,663
Energética Águas da Pedra S.A.	49.00%	32,155	50,486	—	741,313	823,954	35,400	55,976	277,707	13,333	441,538	823,954
Chapada Piauí II Holding S.A.	49.00%	19,376	19,779	761,511	24,153	824,819	24,239	22,141	543,917	93,801	140,721	824,819
STN - Sistema de Transmissão Nordeste S.A.	49.00%	15,414	210,299	505,402	30,803	761,918	21,377	47,282	101,172	149,760	442,327	761,918
Chuí	49.00%	61,103	11,743	682,376	17,062	772,284	27,097	26,938	300,431	25,340	392,478	772,284
Transmissora Sul Brasileira de Energia S.A. (TSBE)	80.00%	27,050	29,554	570,103	32,757	659,464	212,619	8,226	106,174	10,644	321,801	659,464
Goiás Transmissão S.A.	49.00%	10,099	6,607	650,360	13,456	680,522	17,240	54,636	184,702	53,574	370,370	680,522
Intesa - Integração Transmissora de Energia S.A.	49.00%	32,554	168,610	417,904	11,432	630,500	31,763	22,742	60,294	88,707	426,994	630,500
Triângulo Mineiro Transmissora	49.00%	2,586	4,671	462,875	—	470,132	23,109	3,663	106,680	2,726	333,954	470,132
Vamcruz I	49.00%	52,902	31,929	472,194	—	557,025	16,679	42,355	206,984	22,361	268,646	557,025
Serra das Vacas Holding	49.00%	7,013	8,989	488,798	14,743	519,543	19,216	7,706	250,101	61,897	180,623	519,543
Transenergia Renovável S.A. (Transenergia)	49.00%	14,620	6,226	447,099	5,664	473,609	12,363	18,071	95,063	32,811	315,301	473,609
Vale do São Bartolomeu	39.00%	1,052	2,176	459,597	—	462,825	20,068	27,431	104,182	425	310,719	462,825
Transmissora Matogrossense de Energia S.A.	49.00%	6,831	72,110	—	336,922	415,863	13,273	41,239	109,784	37,302	214,265	415,863
Lajeado Energia	40.07%	106,662	104,197	1,571,997	99,808	1,882,664	160,517	243,212	527,096	100,277	851,562	1,882,664
CTEEP	36.05%	6,585	2,637,124	12,622,658	1,985,806	17,252,173	268,588	520,516	690,541	4,572,872	11,199,656	17,252,173
Transnorte Energia S.A.	49.00%	8,168	7,502	—	291,903	307,573	—	1,388	—	3,367	302,818	307,573
MGE Transmissão S.A.	49.00%	5,843	4,037	352,728	8,176	370,784	9,282	19,336	75,028	32,366	234,772	370,784
Retiro Baixo Energética S.A. (Retiro Baixo)	49.00%	14,256	9,619	353,676	11,886	389,437	13,564	13,618	94,943	13,462	253,850	389,437
Brasnorte Transmissora de Energia S.A.	49.71%	122	29,634	—	290,151	319,907	—	8,926	—	62,486	248,495	319,907
Rouar	50.00%	87,655	4,972	286,181	2,499	381,307	9,812	1,102	155,945	3,660	210,787	381,306
Paulista Lajeado	40.07%	24,086	23,951	116,654	4,022	168,713	36,453	6,072	—	258	125,931	168,714
Mangue Seco II	49.00%	20,321	1,906	89,227	3,124	114,578	3,147	1,988	67,800	3,688	37,955	114,578
CEB Lajeado	2.10%	5,448	30,394	266,334	14,898	317,074	—	43,182	—	—	273,892	317,074
CEMAR	33.55%	1,742,518	1,135,366	3,253,642	421,814	6,553,340	683,850	768,721	2,305,917	347,053	2,447,799	6,553,340
EMAE	40.44%	71,319	148,013	169,982	740,777	1,130,091	6,994	85,975	83,380	223,316	730,426	1,130,091

I - Assets and Liabilities

	12/31/2016
	ASSETS						LIABILITIES
		Current		Non-Current			Current		Non-Current
Joint Ventures and Associates	Shareholding	Cash and cash equivalents	Other assets	Financial assets, intangible assets and PP&E	Other assets	Total Assets	Loans and financing	Other liabilities	Loans and financing	Other liabilities	Net equity	Total Liabilities
Norte Energia S.A.	49.98%	205,796	577,981	36,345,981	409,376	37,539,134	630,932	989,348	24,984,318	435,958	10,498,578	37,539,134
Madeira Energia S.A. (MESA)	39.00%	57,974	1,461,991	22,440,401	1,116,717	25,077,083	602,359	2,528,667	14,466	15,512,974	6,418,617	25,077,083
ESBR Participações S.A.	40.00%	74,219	560,964	22,175,679	886,818	23,697,680	340,189	906,710	10,904,779	3,216,193	8,329,809	23,697,680
Teles Pires Participações	49.44%	27,907	143,105	5,145,968	441,642	5,758,622	357,288	196,203	3,175,138	412,000	1,617,993	5,758,622
Interligação Elétrica do Madeira S.A.	49.00%	188,838	536,105	4,948,367	75,684	5,748,994	199,759	188,943	1,660,706	1,394,465	2,305,121	5,748,994
Belo Monte Transmissora	49.00%	216,126	11,936	4,012,330	—	4,240,392	1,730,241	297,513	—	82,518	2,130,120	4,240,392
Norte Brasil Transmissora de Energia S.A.	49.00%	52,759	302,936	3,704,987	—	4,060,682	81,504	162,467	1,133,913	691,192	1,991,606	4,060,682
Chapecoense Geração S.A. (Chapecoense)	40.00%	280,082	297,214	2,895,327	185,466	3,658,089	137,753	253,650	1,292,239	732,750	1,241,697	3,658,089
Manaus Transmissora de Energia S.A.	49.50%	38,909	171,939	42,199	2,607,266	2,860,313	73,426	168,352	741,918	556,510	1,320,107	2,860,313
Empresa de Energia São Manoel	33.33%	38,221	510	2,383,308	259,447	2,681,486	3,928	64,665	1,014,509	342,992	1,255,392	2,681,486
Serra do Facão Energia S.A.	49.47%	31,248	44,680	1,950,905	149,492	2,176,325	46,135	181,816	366,117	1,534,414	47,843	2,176,325
Enerpeixe S.A.	40.00%	81,402	54,031	1,571,686	55,652	1,762,771	2,299	212,062	348,332	262,143	937,935	1,762,771
Companhia Energética SINOP S.A.	49.00%	119,037	5,742	1,377,142	—	1,507,370	—	66,050	540,128	21,153	880,039	1,507,370
Interligação Elétrica Garanhuns S.A.	49.00%	23,631	95,674	1,190,415	26,622	1,336,342	33,209	69,845	282,910	215,537	734,841	1,336,342
Chapada Piauí I Holding S.A.	49.00%	27,445	18,502	883,960	392,127	1,322,034	34,224	159,296	462,236	470,946	195,332	1,322,034
Chapada Piauí II Holding S.A.	49.00%	15,640	20,228	788,559	492,512	1,316,939	22,354	19,646	559,680	549,622	165,637	1,316,939
Paranaíba	24.50%	6,107	20,870	1,228,931	42,042	1,297,950	45,624	8,235	564,667	76,745	602,679	1,297,950
Santa Vitória do Palmar	49.00%	8,830	15,903	1,071,713	31,878	1,128,324	23,903	47,291	719,797	159,335	177,998	1,128,324
TSLE	49.00%	6,208	52,774	2,389	915.427	976,798	37,231	54,633	417,621	192,255	275,058	976,798
Mata de Santa Genebra	49.90%	13,567	11,326	859,203	36,111	920,207	481,894	25,772	—	30,246	382,295	920,207
Energética Águas da Pedra S.A.	49.00%	49,380	52,713	733,188	30,765	866,046	34,944	79,854	311,061	13,046	427,141	866,046
STN - Sistema de Transmissão Nordeste S.A.	49.00%	15,357	207,636	527,763	14,959	765,715	20,327	63,515	122,497	145,298	414,078	765,715
TSBE	80.00%	23,295	28,669	57	644,361	696,382	25,153	8,796	308,860	6,730	346,843	696,382
Goiás Transmissão S.A.	49.00%	10,190	5,900	632,207	9,794	658,091	16,787	42,929	196,031	54,767	347,577	658,091
Integração Transmissora de Energia S.A.	49.00%	35,157	121,899	460,389	11,739	629,184	31,514	19,563	90,735	88,147	399,225	629,184
Chuí	49.00%	29,813	13,843	552,147	15,780	611,583	24,094	28,560	324,800	448,533	(214,404)	611,583
Vamcruz I Participações S.A.	0.00%	59,333	21,630	502,591	—	583,554	18,784	11,065	241,956	123,069	188,680	583,554
Eólica Serra das Vacas Holding S.A.	0.00%	12,695	7,599	511,454	—	531,748	16,069	60,117	224,145	53,972	177,445	531,748
Triângulo Mineiro Transmissora	49.00%	615	904	496,575	4,853	502,947	17,942	9,651	138,349	79,219	257,786	502,947
Transenergia Renovável S.A. (Transenergia)	49.00%	15,542	7,127	469,052	4	491,725	12,089	27,037	106,116	33,443	313,040	491,725
Retiro Baixo Energética S.A. (Retiro Baixo)	49.00%	19,222	10,998	363,575	13,073	406,868	13,418	11,325	107,348	11,097	263,680	406,868
CTEEP	36.05%	4,524	1,675,820	67,300	12,168,997	13,916,641	71,679	526,292	432,472	5,514,529	7,371,669	13,916,641
Lajeado Energia	47.07%	184,658	102,337	1,643,236	108,816	2,039,047	11,228	312,652	76,219	370,633	1,268,315	2,039,047

II - Income

	12/31/2017
Joint Ventures and Associates	Net operating revenue	Financial revenue	Financial expenses	Taxes on profits	Net earnings (losses)	Depreciation and amortization
Norte Energia S.A	2,598,916	98,227	(754,831)	(17,520)	16,326	(417,645)
Madeira Energia S.A. (MESA)	2,971,019	114,973	(1,551,186)	48,676	(1,091,502)	(838,814)
ESBR Participações	2,846,855	40,182	(1,260,501)	40,718	(86,957)	(791,802)
Teles Pires Participações	828,490	34,545	(371,793)	79,749	(231,419)	(177,517)
Belo Monte Transmissora de Energia	2,236,720	13,712	(347,477)	(198,322)	67,960	(167)
Interligação Elétrica do Madeira S.A. (IE Madeira)	623,807	26,088	(201,868)	(83,763)	230,932	(7,122)
Norte Brasil Transmissora de Energia S.A.	313,543	10,787	(118,060)	(63,522)	111,421	(870)
Chapecoense Geração S.A. (Chapecoense)	839,787	27,510	(183,248)	(135,394)	270,251	(86,112)
Empresa de Energia São Manoel	—	500	(187)	3,183	(6,179)	—
Manaus Transmissora de Energia S.A.	164,073	7,526	(73,557)	(33,385)	54,957	—
Serra do Facão Energia S.A.	301,185	4,859	(134,189)	1,361	8,697	(100,551)
Companhia Energética Sinop	—	8,420	(382)	223,251	(434,311)	(418)
Enerpeixe S.A.	363,669	59,720	(104,306)	(17,663)	143,770	(53,003)
Paranaíba Transmissora	238,629	5,644	(64,775)	(40,717)	69,469	(38)
Mata de Santa Genebra	548,568	3,806	(78,621)	(21,648)	42,140	(58)
Interligação Elétrica Garanhuns S.A.	123,187	5,543	(25,340)	40,298	(27,880)	(2,766)
Santa Vitória do Palmar	216,426	5,156	(72,910)	(7,761)	64,964	(50,965)
Transmissora Sul Litorânea de Energia (TSLE)	116,254	6,602	(64,654)	(2,073)	16,372	(105)
Chapada Piauí I Holding S.A.	97,363	2,531	(67,400)	(3,872)	(24,916)	—
Energética Águas da Pedra S.A.	240,155	8,176	(31,682)	(16,679)	88,386	(22,411)
Chapada Piauí II Holding S.A.	112,278	3,299	(69,195)	(4,676)	(14,092)	—
STN - Sistema de Transmissão Nordeste S.A.	142,180	2,686	(20,627)	(31,602)	71,986	(1,558)
Chuí	110,402	4,847	(36,633)	(4,595)	174,969	(34,713)
Transmissora Sul Brasileira de Energia S.A. (TSBE)	53,374	3,724	(30,718)	12,329	(25,042)	(11)
Goiás Transmissão S.A.	74,153	1,783	(18,614)	(3,034)	35,149	(70)
Intesa - Integração Transmissora de Energia S.A.	129,146	3,839	(11,406)	(13,267)	59,609	(1,619)
Triângulo Mineiro Transmissora	100,122	1,692	(7,263)	(23,860)	48,569	(24)
Vamcruz I	95,972	611	(28,705)	(3,170)	16,355	(13,076)
Serra das Vacas Holding	80,159	1,724	(46,089)	(2,911)	(10,253)	(2,843)
Transenergia Renovável S.A. (Transenergia)	42,641	1,683	(10,440)	(1,998)	6,900	(26)
Vale do São Bartolomeu	194,411	1,297	(4,546)	(38,234)	27,923	(24)
Transmissora Matogrossense de Energia S.A.	70,564	1,624	(12,429)	(7,993)	32,032	—
CTEEP	2,701,193	123,673	(189,889)	(595,645)	1,385,460	(9,627)
Transnorte Energia S.A.	2,992	715	(16)	209	(455)	—
MGE Transmissão S.A.	45,981	1,375	(7,942)	(1,960)	15,643	(25)
Retiro Baixo Energética S.A. (Retiro Baixo)	67,205	2,816	(12,344)	(2,527)	21,782	(10,459)
Brasnorte Transmissora de Energia S.A.	25,087	541	(164)	(4,148)	13,548	(1)
Rouar	20,608	23	(10,507)	4,764	13,591	(16,784)
Paulista Lajeado	38,278	2,461	(4,050)	(2,911)	29,006	—
Mangue Seco II	18,962	2,747	(5,467)	(1,516)	3,305	(5,305)
CEB Lajeado	171,891	4,139	(599)	(19,729)	45,676	(5,906)
CEMAR	3,370,836	250,941	(275,911)	(101,942)	489,617	(168,564)
EMAE	50,682	17,126	(2,342)	(3,141)	7,487	(1,090)

II - Income

	12/31/2016
Joint Ventures and Associates	Net operating revenue	Financial revenue	Financial expenses	Taxes on profits	Net earnings (losses)	Depreciation and amortization
Norte Energia S.A.	654,543	25,268	(175,959)	18,640	(76,967)	(88,813)
Madeira Energia S.A. (MESA)	2,802,554	146,200	(1,551,719)	(23,636)	(617,200)	(674,767)
ESBR Participações S.A.	2,386,172	73,078	(1,134,269)	(722,295)	1,310,746	(663,663)
Teles Pires Participações	713,680	36,607	(321,778)	87,812	(121,799)	(181,471)
Interligação Elétrica do Madeira S.A.	830,043	28,693	(233,143)	(173,345)	404,887	(5,065)
Belo Monte Transmissora	—	233,318	(136,430)	(70,868)	17,748	(144)
Norte Brasil Transmissora de Energia S.A.	461,368	10,771	(131,351)	(143,807)	161,966	(1,157)
Chapecoense Geração S.A.	799,516	43,111	(246,887)	(122,060)	242,143	(86,449)
Manaus Transmissora de Energia S.A.	266,126	—	—	(52,455)	83,876	(853)
Empresa de Energia São Manoel	—	19,705	(20,069)	160,159	(310,897)	—
Serra do Facão Energia S.A.	282,673	4,402	(210,833)	28,620	(43,176)	(100,578)
Enerpeixe S.A.	309,696	6,446	(47,824)	(4,223)	126,307	(50,171)
Companhia Energética SINOP S.A.	—	—	—	2,958	(5,735)	(6,387)
Interligação Elétrica Garanhuns S.A.	230,909	5,310	(29,010)	(60,567)	90,768	(53)
Chapada Piauí I Holding S.A.	112,103	2,089	(98,497)	(4,129)	(39,749)	(30,785)
Chapada Piauí II Holding S.A.	98,876	2,646	(94,495)	(3,695)	(49,971)	(28,621)
Paranaíba	141,956	3,456	(57,397)	(21,544)	41,792	(19,456)
Santa Vitória do Palmar	101,857	4,216	(68,349)	(4,139)	75,503	(51,020)
TSLE	103,330	3,222	(68,980)	(18,041)	10,861	(52)
Mata de Santa Genebra	69,788	13,358	(86,721)	3,365	(6,403)	(35)
Energética Águas da Pedra S.A.	220,698	—	—	(20,038)	107,265	(25,950)
STN - Sistema de Transmissão Nordeste S.A.	160,739	3,001	(29,561)	43,921	156,718	(47)
TSBE	56,552	4,314	(36,988)	(2,809)	9,028	(11)
Goiás Transmissão S.A.	(35,469)	2,754	(19,761)	164	(40,679)	(254)
Integração Transmissora de Energia S.A.	100,314	4,504	(13,971)	(7,035)	61,070	(25)
Chuí	56,486	6,006	(39,276)	(3,279)	(57,043)	(34,658)
Vamcruz I Participações S.A.	65,723	2,988	(23,057)	(2,788)	6,070	(19,058)
Eólica Serra das Vacas Holding S.A.	62,690	13	(38,262)	(1,961)	(14,919)	(20,839)
Triângulo Mineiro Transmissora	31,551	79,398	(10,050)	(26,781)	34,605	—
Transenergia Renovável S.A.	65,994	2,086	(11,966)	(2,931)	60,560	(31)
Retiro Baixo Energética S.A. (Retiro Baixo)	63,181	1,922	(14,802)	(2,680)	17,200	(10,460)
CTEEP	7,789,240	76,684	(186,613)	(2,333,912)	4,949,334	(9,061)
Lajeado Energia	589,060	23,940	(140,539)	(63,690)	177,292	(72,837)

15.4.1 - Distribution Companies:

(a) Celg Distribuição - CELG-D - On September 26, 2014, the Company acquired 51% of the shares representing the share capital of CELG D, becoming controller of CELG D. CELG D, is a closed capital corporation, concessionaire of public service of electric energy in the distribution segment and was incorporated on March 23, 2007.

On December 31, 2015, the Company classified the abovementioned subsidiary as held for sale, since the Company was commited with the disposal of the shareholding control of the referred subsidiary, which materialised in the privatization auction on November 30, 2016.

On February 14 of 2017, the contract to buy and sell CELG D shares was signed between Eletrobras, Companhia Celg de Participações (CELGPAR), alienating all shares of CELG D belonging to Eletrobras to ENEL BRASIL S/A.

Eletrobras received on this date, R$ 1,065,266 relating to the divestiture of CELG D and recognized a gain in the period in the amount of R$ 1,524.687.

15.4.2 — Generation and Transmission Companies:

(a) Eletrosul Centrais Elétricas S.A. - its main purpose is transmission and generation of electricity directly or through holdings in Special Purpose Entities. The Company performs studies, projects, construction, operation, and maintenance of facilities for electricity transmission and generation systems, such activities which are regulated. Its generation system is formed by 5 hydroelectric plants, 2 SHPPS, 35 wind parks and one solar photovoltaic unit comprising an installed capacity of 6,708 MW*; the transmission system is composed by 2,487.1 km* of high voltage power lines.

(b) Companhia Hidro Elétrica do São Francisco (CHESF) - electricity utility concessionaire whose purpose is to generate, transmit, and market electricity. Its generation and hydrothermal system predominantly uses hydroelectric plants, which account for 97% of total production. CHESF operations in electricity generation include 13 hydroelectric plants and 1 thermoelectric plant, for a total installed power of 10,613 MW*, and in the transmission activity the system is comprised of 119 substations and 20,313.3 Km* of high voltage lines.

(c) Centrais Elétricas do Norte do Brasil S.A. - public utility electricity concessionaire, controlled by the Company, with operations primarily in the State of Acre, Amapá, Amazonas, Maranhão, Mato Grosso, Pará, Rondônia, Roraima, and Tocantins. The operations of the Company with electricity generation include 4 hydroelectric plants, with installed capacity of 8,860.05 MW* and 8 thermoelectric plants, with a capacity of 521.82 MW*, giving an installed capacity of 9,381.87 MW*.  Electricity transmission is made using a system comprised of 11,617.12 Km* of transmission lines, 56 substations in the National Interconnected System (SIN), 190.20 Km* of transmission lines, 11 substations in the isolated system, totaling 11,807.32 Km* of transmission lines and 57 substations.

(d) Furnas Centrais Elétricas S.A.  — this Company subsidiary acts in generation, transmission, and commercialization, predominantly in the region covered by the Federal District and the States of São Paulo, Minas Gerais, Rio de Janeiro, Paraná, Espírito Santo, Goiás, Mato Grosso, Pará, Tocantins, Rondônia, Rio Grande do Sul, Santa Catarina, Rio Grande do Norte, Ceará, and Bahia, in addition to holding stakes in Special Purpose Entities. The electricity production system operated by Furnas is comprised of 10 wholly owned hydroelectric plants, 2 in partnership with private enterprise and 8 under the special-purpose company (SPE) regime, with an installed capacity of 16,586.26 MW*, and 2 thermoelectric plants with 530 MW* of total installed power.

(*) Information not audited by the independent auditors.

15.4.3 — Other Companies

a)Companhia Energética do Maranhão (CEMAR) - electricity utility concessionaire, which plans, constructs, and explores electricity sub-transmission, transformation, distribution, and marketing systems.

The entity holds concessions for electricity distribution in 217 municipalities in the State of Maranhão, under Concession Agreement No. 60 of August 28, 2000, executed with ANEEL, which remains effective through August 2030, and can be extended for another 30-year period.

b)Eletrobras Participações S.A. - Company subsidiary whose corporate purpose is investment in other companies.

On December 15 of 2015, the General Assembly of Creditors of Eletronet S.A., for which Eletropar is agent of Furnas, Chesf and Eletronorte, decided to settle the obligations of Eletronet, and a legal declaration of extingion of obligations and conclusion of bankruptcy was filed, normal activities were resumed and other relevant effects produced.

On November 27 of 2015, the Memorandum of Understanding (MOU) was signed between Eletrobras, Eletropar and LT Bandeirantes (major shareholder of Eletronet), which established the right to receive from Eletronet, and the duty to repass integrally to the Transferors Chesf, Eletrosul, Eletronorte and Furnas, the amount of R$ 15 million.

c)Companhia Estadual de Geração e Transmissão de Energia Elétrica (CEEE-GT) — a publicly traded company whose majority shareholder is the State of Rio Grande do Sul, through the Companhia Estadual de Energia Elétrica Participações (CEEE-Par), which holds 65.92% of the total capital stock.  The purpose of the Concessionaire is to explore systems of production and transmission of electricity.

d)Companhia Transmissão de Energia Elétrica Paulista (CTEEP) - a publicly traded company authorized to operate as electricity utility concessionaire, having as its main activities the planning, construction, and operation of electricity transmission systems.

e)Centrais Elétricas do Pará S.A. (CELPA) - publicly traded company, under equity control of Equatorial Energia S.A. (Equatorial), which operates in the distribution and generation of electricity in the State of Pará, serving consumers in 143 municipalities, pursuant to Concession Agreement 182/1998, signed on July 28, 1998, with period of concessions of 30 years, and expiration on July 28, 2028. In addition to the distribution agreement, CELPA holds Generation Concession Agreement 181/98 for 34 Thermoelectric Plants, 11 which it owns and 23 which belong to third parties, for exploration of electricity generation for a period of 30 years, with expiration on July 28, 2028, renewable for an additional 30-year period. As of December 31, 2017, this subsidiary had net current capital of R$ 1,118,596 (net current capital of R$ 950,562 as of December 31 of 2016), the results determined a net equity of R$ 2,582,714 (R$ 2,118,012 as of December 31 of 2016) and profits of R$ 613,531 (profits of R$ 351,556 on December 31 of 2016).

All debts owed by the subsidiary until the date of filing of its petition for bankruptcy recovery, even those not yet due, with all legal exceptions, must be paid according to the judicial recovery plan approved on September 1, 2012, during a general meeting of creditors.

f)Empresa Metropolitana de Águas e Energia S.A. — EMAE - the concessionaire of a hydroenergy complex located in Alto Tietê, centered on the Henry Borden Hydroelectric Plant. EMAE also has the UHE Rasgão and the UHE Porto Góes, both on the Tietê River. In the Paraíba Valley, municipality of Pindamonhangaba, UHE Isabel is installed, which is currently not operating. As of December 31, 2017, this subsidiary had net current capital of R$ 177,472 (net current capital as of December 31 of 2016 of R$ 127,875).

g)Energisa Mato Grosso — Distribuidora de Energia S.A. (Energisa MT) - a publicly traded company under the equity control of Energisa, S.A., acting in the electricity distribution area, in addition to generation using thermal plants to serve isolated systems in its concession area, which covers the State of Mato Grosso, serving consumers in 141 municipalities.  Pursuant to Concession Agreement 03/1997, signed on December 11, 1997, the concession term is for 30 years, with expiration on December 11, 2027, renewable for an additional 30-year period. In addition to the distribution agreement, the Company has Generation Concession Agreement 04/1997, for 2 Thermoelectric Plants with their respective associated substations, with expiration on December 10, 2027.

h)Norte Energia S.A. - a special purpose entity, privately held, with the purpose of conducting all activities necessary for installation, operation, maintenance, and exploration of the Belo Monte Hydroelectric Plant (UHE Belo Monte) on the River Xingu, located in the State of Pará, and of the facilities for transmission with interest restricted to the generating plant. The Company holds 49.98% of the share capital of Norte Energia, of which 34.98% are divided between the subsidiaries Chesf (15%) and Eletronorte (19.98%). This subsidiary has spent significant sums on costs for organization, development and pre-operation, which, according to estimates and projections, should be absorbed by revenue from future operations. The subsidiary will need financial resources from its shareholders and from third parties in significant amounts in order to complete its Hydroelectric Plant. As of December 31, 2017, the subsidiary had a  capital deficit of R$ 2,559,610 (R$ 836,503 negative as of December 31 of 2016).

i)Madeira Energia S.A.  — a privately held company, incorporated on August 27, 2007, with the purpose of construction and exploration of the Santo Antonio Hydroelectric Plant located on the River Madeira, municipality of Porto Velho, State of Rondônia, and of its Associated Transmission System. The Company holds 39% of the voting capital of Madeira Energia S.A. (MESA). The subsidiary incurred expenses with the project for construction of the Santo Antonio Hydroelectric Plant, which, according to financial projections prepared by its management, should be absorbed by revenue from operations.

As of December 31 of 2017, the subsidiary Madeira Energia S.A. (MESA), in which Furnas holds 39% of the voting capital, had capital deficit of R$ 2,143,477 (R$ 1,611,061 negative as of December 31 of 2016). In order to correct its negative current capital, the subsidiary considers financial contributions from its shareholders.

Part of this total reflects a provision for losses on the part of the expected value of revenue from reimbursable expenditures with the Consórcio Construtor Santo Antônio (CCSA).

I.Right of CCSA reimbursement

This receivable originated from the signing of the 2nd addendum to the Concession Agreement with the ANEEL, based on submission of a timeline for commercial operations by the CCSA, anticipating, for the second time, the launch of operations of the generating units, such commitment being signed then, as part of the Contract for Installation of the Santo Antonio UHE and the “Terms and Conditions”. However, this timeline was not met, meaning that the net result of this calculation generates for MESA a right to compensation with the CCSA.

In order to verify the calculation of this reimbursable expenditure, the CCSA requested application of Clause 31.1.2.1.1 of the EPC Contract, which presents a contractual limit of R$122.00/MWh* for transfer of the cost for purchase of energy. In light of this consideration, the MESA Executive Board conducted, during the fiscal year ending on December 31, 2014, additional review, changing its estimate as to the realizable value of the asset (the above-quoted right to reimbursement with the CCSA). As such, for the total value of the reimbursable expenditure of R$ 1,566,298, a provision was recorded for losses whose value as of December 31 of 2017 was R$ 678,551, which reflects the expected net value receivable of R$ 887,747 as of December of 2017 (R$ 891,105 as of December 31 of 2016).

In order to settle questions as to the use of the contract limiter considered in the calculation of part of the net results of early use of the schedule for the power plant to begin commercial operation, established in the 2nd Addendum to the Concession Agreeemnt signed with the National Electrical Energy Agency (“ANEEL”), which originated said impairment, the subsidiary filed with the International Arbitration Chamber of International Commerce (“ICC”), the filing of a process of arbitration with the CCSA, which is confidential, in the terms of ICC Arbitration Regulations. The Tribunal was established in January of 2017.

Additionally, SAAG Investments S.A. (“SAAG”) and CEMIG CEMIG Geração e Transmissão S.A. (“CEMIG”) required before the Market Arbitration Chamber (“CAM”), the opening of an arbitration procedure in face of Madeira Energia S.A. - CAM 63/15, which was dismissed on June 07 of 2017.

(*) Information not audited by the independent auditors

The Company recognized a provision for loss on the value of R$ 678,551 on December 31 of 2017 as aforementioned.

II.Return of capital

By means of another arbitration procedure initiated in 2014 against MESA and with the Market Arbitration Chamber (CAM no. 048/2014), the partners SAAG Investimentos S.A. (SAAG) and Cemig Geração e Transmissão S.A. substantially questioned part of the capital increase approved in MESA destined to the payment of claims from the Consórcio Construtor Santo Antônio (“CCSA”), in the approximate value of R$ 780 million based on the failure to determine the values supposedly owed by the CCSA and prior approval from the Board of Directors, as required by the Bylaws and Shareholder Agreement of MESA, as well as the existence of credits the CCSA owed it, eligible for compensation, in a sum greater than the claims.

In answer to the sentence established by the Market Arbitration Chamber - CAM 48/14, the partial annulment of the capital increase which occurred at the Extraordinary General Meeting 21.10.2014, which led to the cancellation of 605,280,000 (seven hundred and five million, two hundred and fourscore thousand) shares, subscribed and fully paid, being belonging to Furnas the amount of 304,200,000 (three hundred and four million and two hundred thousand) shares.

As of December 31 of 2017 the effects of the partial annulment of the capital retroactively to the fiscal year of 2014 are financially readjusted by applying the General Market Price Index (IGP-M), amounting to R$ 358,084. The devolution of resources to shareholders depends on the General Assembly, which will define the date and the criteria of monetary updating. The Management estimates the correction shall be made by the IGP and, if the Company does not log the return on the date established by the shareholders at the General Assembly to be held on the subject, interest of 1% per month will be added.

j)ESBR Participações S.A. (ESBRP) — ESBR Participações S.A. (“ESBRP”), a privately held company, its sole company purpose is investment in the Special Purpose Entities (SPE) called Energia Sustentável do Brasil S.A. (“ESBR”), which holds the concessions for use of public good for exploration of the Jirau Hydroelectric Plant, currently being constructed on the Madeira River in the State of Rondônia. The company holds 40% of ESBRP capital. As of December 31 of 2017, the subsidiary had a capital deficit of R$ 53,633 (R$ 611,716 negative as of December 31 of 2016), accumulated losses of R$ 888,859 (R$ 801,902 as of December 31 of 2016), and net equity of R$ 8,242,852 (R$ 8,329,809 as of December 31 of 2016).

k)Interligação Elétrica do Madeira S.A. (IEMadeira) - incorporated on December 18, 2008 with the purpose of exploring the concession for public utility electricity transmission, particularly the transmission lines and substations connected to Lots D and F from Tender No. 007/2008 of ANEEL. The Porto Velho - Araraquara transmission line entered into commercial operation on August 1, 2013. The Inverting and Correcting stations entered into commercial operation on May 12, 2014. The company holds 49% of the capital of IE Madeira. On June 30 of 2017, was approved at a meeting of the Board of Directors of Eletrobras, the transfer of shareholdings of IEMadeira held by Companhia Hidroelétrica do São Francisco (Chesf) and Furnas Centrais Elétricas S.A. to Eletrobras Holding. The effective transfer of shareholdings depends on regulatory authorization and/or agent’s funders.

l)Manaus Transmissora de Energia S.A. - is a privately held company, incorporated on April 22, 2008, with the specific purpose of exploring public utility concessions for electricity transmission, provided by way of installation, operation, maintenance, and construction of transmission installations for the Brazilian interconnected electrical system, according to the standards established in legislation and regulations in effect.

The SPE holds concession for construction, operation, and maintenance of transmission lines of 500 kV Oriximiná/Cariri CD, SE Itacoatiara 500/138 kV, and SE Cariri 500/230 kV.

The concession agreement was signed on October 16, 2008 for a period of thirty years; operating activities began in 2013.

The Company holds 49.50% of the capital of Manaus Transmissora de Energia S.A.

m)Teles Pires Participações S.A. the object of this company is investing in Companhia Hidrelétrica Teles for the implementation of the Hidrelétrica Teles Pires power plant.

The Company holds 49.44% of the capital of Teles Pires Participações S.A.. As of December 31 of 2017, the subsidiary had a capital deficit of R$ 216.524 (R$ 382,479 as of December 31 of 2016) and net equity of R$ 1,564,581 (R$ 1,167,993 as of December 31 of 2016).

n)Mata de Santa Genebra Transmissora S.A. — a special purpose entity, closed capital company, its purpose is to perform all activities necessary to the implementation, operation, maintenance and exploration of the Mata de Santa Genebra Transmission System, composed of three transmission lines that cross cities in the states of São Paulo and Paraná. The Company holds 49.9% of the capital of Mata de Santa Genebra Transmissora S.A. As of December 31 of 2017, the subsidiary had a capital deficit of R$ 557,940 (R$ 482,773 negative as of December 31 of 2016), and net assets of R$ 926,691 (R$ 382,295 as of December 31 of 2016).

o)Belo Monte Transmissora de Energia S.A. — special purpose entity for the purpose of performing all activities necessary to the implementation, operation, maintenance and exploration of the CC Xingu/Estreito Transmission Line and associated facilities that cross cities in the States of Pará, Tocantins, Goiás and Minas Gerais. The Company holds 49% of the Belo Monte Transmissora de Energia SPE S.A. As of December 31 of 2017, the subsidiary had a capital deficit of R$ 447,382 (R$ 1,799,692 negative as of December 31 of 2016) and net equity of R$ 3,016,367 (R$ 2,130,120 as of December 31 of 2016).

p)Companhia Estadual de Distribuição de Energia Elétrica (CEEE-D) — a publicly traded company whose majority shareholder is the State of Rio Grande do Sul, through the Companhia Estadual de Energia Elétrica Participações (CEEE-Par), which holds 65.92% of the total capital stock. The object of the Concessionaire is to distribute electricity to 72 cities in Rio Grande do Sul, serving approximately 4 million consumer units.  As of December 31, 2017, the subsidiary has a capital deficit of R$ 1,007,314 (R$ 1,040,749 as of December 31 of 2016), the result determined an outstanding liability of R$ 1,100,956 (R$ 1,236,010 as of December 31 of 2016) and accumulated losses of R$ 2,502,546 (R$ 2,416,289 as of December 31 of 2016).

15.4.4 — Companies under Management

Companhia Energética de Roraima (CERR) - on November 26, 2012, the Company signed a memorandum of understanding, seeking to participate in the financial restructuring process of the Company Companhia Energética de Roraima. This process establishes that the Company may assume control of CERR through acquisition of equity control of the Company.

The Company and the Government of the State of Roraima initially entered into a Shareholders Agreement and a Management Agreement, respecting the necessary authorizations, seeking to achieve economic/financial recovery of CERR which, after implementation in full, offers the option for purchase by the Company of equity control of the recovered company. To this end, the Company assumes executive management of CERR, through its majority representation on the Board of Directors, and through indication of two members of the Executive Board of CERR, which will subsequently be replaced by professionals contracted from the market.

In this process, the Government of the State of Roraima obtained financing, in order to settle debts of CERR with the Eletrobras System and other providers, in addition to preparing a Contingency Plan that will be forwarded for approval by ANEEL.

According to an Order from the Ministry of Mines and Energy (MME), on August 03 of 2016, the Companhia Energética de Roraima (CERR), a company under control of the State of Roraima, had its request for renewal of the concession for electricity distribution services denied, which had been granted it by MME Ordinance 920, of November 5, 2016.

As such, according to Article 9, paragraph one, of Law 12,783/2013, the Ministry of Mines and Energy designated the Eletrobras subsidiary Boa Vista Energia S.A. (“Boa Vista”) as responsible for managing the public utility of electricity distribution in the area of the CERR concession at the time, in the interior of the state of Roraima, until a new concessionaire assumes in a new tender to be held.

Due to the non-renewal of the concession of Companhia Energética de Roraima (CERR), the shareholder agreement entered into between Eletrobras and the state of Roraima, on September 12 of 2013, for shared management of CERR, lost its validity, as established in the same instrument.

The obligations contracted by Boa Vista in the temporary provision of the utility will be assumed by the new concessionaire, in the terms of the tender notice to be issued by the Conceding Authority, and it is not up to Eletrobras or Boa Vista, during the period of temporary provision of services, to contribute any fudning to CERR, not even for the maintenance or operation of distribution services.

15.4.5 — Other Special Purpose Entities

During recent years, the Eletrobras System Companies have formalized investments in partners for projects with private business, where the Company serves as a minority shareholder. These projects seek to involve the Company in the electricity generation and transmission sector, and their values are reflected under Investments.

Other investments with a relevant participation of the Holding Company and its subsidiaries, joint ventures and associates are the following:

Investments in Joint Ventures and Associates

Name	Object	Company	% Shareholding	Investment Value
Sistema de Transmissão Nordeste - STN	Transmission	Chesf	49.00%	216,741
		Chesf	19.50%
Manaus Construtora Ltda.	Construction - Transmission	Eletronorte	30.00%	33,272
		Chesf	20.00%
Energia Sustentável do Brasil - ESBR	Generation - HPP Jirau	Eletrosul	20.00%	3,297,140
TDG - Transmissora Delmiro Gouveia S.A	Transmission	Chesf	49.00%	27,309
		Chesf	15.00%
Norte Energia S.A	Generation - HPP Belo Monte	Eletronorte	19.98%	4,091,913
		Eletrobras	15.00%
Enerpeixe S.A.	Generation - HPP Peixei Angical	Furnas	40.00%	292,002
Norte Brasil Transmissora de Energia S.A	Transmission	Eletronorte	49.00%	1,046,172
Fronteira Oeste Transmissora de Energia S.A	Transmission	Eletrosul	51.00%	10,573
Amapari Energia S.A	Generation - TPP Serra do Navio	Eletronorte	49.00%	—
Chapecoense	Generation - HPP Foz do Chapecó	Furnas	40.00%	389,981

Serra do Facão Energia	Generation - HPP Serra do Facão	Furnas	49.47%	26,212

Retiro Baixo	Generation - Retiro Baixo	Furnas	49.00%	124,386
Baguari Energia	Generation - HPP Baguari	Furnas	30.61%	65,289
Transenergia Renovável S.A.	Transmission	Furnas	49.00%	154,498
Interligação Elétrica Garanhuns S.A	Transmission	Chesf	49.00%	356,302
Livramento	Generation - Cerro Chato IV, V, VI, Ibirapuitã	Eletrosul	59.00%
TSBE - Transmissora Sul Brasileira de Energia S/A	Transmission	Eletrosul	80.00%	257,441
TSLE - Transmissora Sul Litorânia de Energia S.A	Transmission	Eletrosul	51.00%	198,174
Marumbi Transmissora de Energia S.A	Transmission	Eletrosul	20.00%	21,335
Costa Oeste Transmissora de Energia	Transmission	Eletrosul	49.00%	32,327
		Eletrosul	24.72%
Teles Pires Participações S.A	Generation - HPP Teles Pires	Furnas	24.72%	764,559
Construtora Integração	Transmission	Eletronorte	49.00%	23,860
Transnorte Energia S.A.	Transmission	Eletronorte	49.00%	148,453
Goiás Transmissão S.A	Transmission	Furnas	49.00%	181,481

Madeira Energia S.A	Generation - HPP Santo Antônio	Furnas	39.00%	2,077,575

MGE - Transmissão	Transmission	Furnas	49.00%	115,039
Triângulo Mineiro Transmissora S.A.	Transmission	Furnas	49.00%	163,637

Paranaíba Transmissora de Energia S.A.	Transmission	Furnas	24.50%	160,191
Central Eólica Famosa I	Generation - Parque Eólico Famosa I	Furnas	49.00%	738
Central Eólica Pau Brasil	Generation - Parque Eólico Pau Brasil	Furnas	49.00%	692
Central Eólica Rosada	Geração - Parque WPP Rosada	Furnas	49.00%	1,115
Central Eólica de São Paulo	Generation - Parque WPP Rosada	Furnas	49.00%	765

Vale do São Bartolomeu	Transmission	Furnas	39.00%	123,131

Punaú I	Generation - WPP Punaú I	Furnas	49.00%	1,744

Carnaúba I	Generation - WPP Carnaúba I	Furnas	49.00%	1,985

Carnaúba II	Generation - WPP Carnaúba II	Furnas	49.00%	1,972

Name	Object	Company	% Shareholding	Investment Value

Carnaúba III	Generation - WPP Carnaúba III	Furnas	49.00%	1,375

Carnaúba V	Generation - WPP Carnaúba V	Furnas	49.00%	2,283

Cervantes I	Generation - WPP Cervantes I	Furnas	49.00%	1,416

Cervantes II	Generation - WPP Cervantes II	Furnas	49.00%	991
Bom Jesus	Generation - WPP Bom Jesus	Furnas	49.00%	1,031
Cachoeira	Generation - WPP Cachoeira	Furnas	49.00%	1,050
Pitimbu	Generation - WPP Pitimbu	Furnas	49.00%	1,454
São Caetano I	Generation - WPP São Caetano I	Furnas	49.00%	1,058
São Caetano	Generation - WPP São Caetano	Furnas	49.00%	1,260
São Galvão	Generation - WPP São Galvão	Furnas	49.00%	1,211
		Eletronorte	24.50%
Companhia Energética Sinop S.A	Generation - HPP Sinop	Chesf	24.50%	716,939
Tijoa Participações e Investimentos	Generation - HPP Três Irmãos	Furnas	49.90%	10,067
				649,731
São Manoel	Generation - HPP São Manoel	Furnas	33.33%
Transenergia São Paulo	Transmission	Furnas	49.00%	93,433
Mata de Sta. Genebra Transmissora	Transmission	Furnas	49.90%	459,169
Energia Olímpica	Transmission	Furnas	49.90%	1,244
		Furnas	19.60%
Inambari Geração de Energia (Igesa)	HPP Inambari	Eletrobras	29.40%	5
		Eletronorte	24.50%
Belo Monte Transmissora de Energia S.A	Transmission	Furnas	24.50%	1,638,460

CSE Energia	Generation	Furnas	49.90%	1,244

Name	Object	Company	% Shareholding	Status of the project	Investment Value
Energética Águas da Pedra S.A	Generation - HPP Dardanelos	Chesf	24.5%	In operation	224,668
		Eletronorte	24.5%
Rouar S.A	Generation- WPP Park in Colônia	Eletrobras	50.0%	In operation	105,413
CEB - LAJEADO	Generation - HPP CEB Lajeado	Eletrobras	40.07%	In operation	49,153
Lajeado Energia	Generation and Marketing	Eletrobras	40.07%	In operation	64,103

Paulista Lajeado	Generation and Marketing	Eletrobras	40.07%	In operation	30,436

AES Tiete	Generation	Eletrobras	7.94%	In operation	398,161

Companhia Energética de Brasília - CEB	Generation - Transmission - Distribution	Eletrobras	2.10%	In operation	8,339

Companhia Estadual de Energia Elétrica - CEEE-D	Distribution	Eletrobras	32.59%	In operation	—

Companhia Estadual de Energia Elétrica - CEEE-GT	Generation - Transmission	Eletrobras	32.59%	In operation	867,687

Centrais Elétricas de Santa Catarina - CELESC	Distribution	Eletrobras	10.75%	In operation	112,396

Centrais Elétricas do Pará - CELPA	Distribution	Eletrobras	0.99%	In operation	38,556

Companhia Energética de Pernambuco - CELPE	Distribution	Eletrobras	1.56%	In operation	18,258

Companhia Energética do Maranhão São Luís - CEMAR	Distribution	Eletrobras	33.55%	In operation	821,010

Energisa MT	Distribution	Eletrobras	22.01%	In operation	395,927

Companhia Energetica de São Paulo - CESP	Generation - Marketing	Eletrobras	2.05%	In operation	133,709

Duke Energy Geração	Generation	Eletrobras	0.47%	In operation	17,551

Companhia Energética do Ceara - COELCE	Distribution	Eletrobras	7.06%	In operation	270,825

Companhia Paranaense de Energia - COPEL	Generation - Transmission	Eletrobras	0.56%	In operation	32,759

CTEEP	Transmission	Eletrobras	35.39%	In operation	3,485,985

EMAE	Generation	Eletrobras	39.02%	In operation	331,556

Energisa Holding	Generation - Transmission - Distribution	Eletrobras	2.31%	In operation	218,432

Eletropaulo Metropolitana Eletricidade de São Paulo S.A.	Distribution	Eletropar	1.25%	In operation	34,264

EDP Energias do Brasil S.A	GT and Distribution	Eletropar	0.31%	In operation	25,491

CPFL Energia S.A	GT and Distribution	Eletropar	0.18%	In operation	—

Mangue Seco II	Generation	Eletrobras	49.00%	In operation	18,594

					25,694,718

15.5 - Acquisition of shareholdings

During recent years, the Eletrobras System Companies have formalized investments in partnerships in projects with private entities, where the Company serves as a minority shareholder. These projects seek to involve the Company in the electricity generation and transmission sector, and their values are reflected under Investments.

On June 30 of 2017, the Company’s Board of Directors approved the transfer to Eletrobras of certain shareholdings held by subsidiaries Furnas, Chesf, Eletrosul and Eletronorte as special purpose entities (SPE).

On December 29 of 2017, the Company transfered the subsidiaries Chui IX, Santa Vitoria do Palmar, Hermenegildo I, Hermenegildo II and Hermenegildo III of the subsidiary Eletrosul to Eletrobras. See explanatory Note 43 for more details.

15.6 — Shares in guarantee

Given the fact that the Company has several pending judicial proceedings in which it stands as defendant (See Note 30), assets are offered in guarantee, in the appeals of these judicial proceedings, which represent 23.5% as of December 31, 2017 (21.8% as of December 31 of 2016) of the total investment portfolio, as follows:

12/31/2017

EQUITY HOLDINGS	INVESTMENT VALUE	BLOCKING PERCENTAGE	BLOCKED INVESTMENT

CTEEP	3,420,725	96.90%	3,314,682
EMAE	319,915	100%	319,915
CESP	133,709	98.96%	132,319
AES TIETE	398,161	99.66%	396,818
COELCE	270,825	93.35%	252,815
CGEEP	17,551	100%	17,551
ENERGISA MT	395,927	31.48%	124,639
CELPA	38,556	100%	38,556
CELPE	18,258	100%	18,258
CEEE - GT	867,687	100%	867,687
ENERGISA S.A.	218,432	82.72%	180,687
CELESC	112,396	99.11%	111,396
CEMAR	821,010	97.96%	804,261
CEB Lajeado	49,153	99.97%	49,137

TOTAL	7,082,305		6,628,721